CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 959		$ 1,112
Ordinary shares, par value per share		1.0		1.0
Ordinary shares, shares authorized	39,748,000	39,748,000	39,748,000	39,748,000
Ordinary shares, shares issued	16,098,022	16,098,022	15,819,822	15,819,822
Ordinary shares, shares outstanding	16,098,022	16,098,022	15,819,822	15,819,822